Schedule III - Disclosure of Supplementary Insurance Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs	€ 10,362	€ 10,480	€ 9,729
Future policy benefits	350,876	311,501	306,341
Unearned premiums	6,002	5,341	5,447
Other policy claims and benefits	3,188	3,158	3,036
Premium revenue	18,138	19,316	22,826
Net investment income	7,531	7,035	7,338
Benefits, claims and losses	20,459	21,331	25,537
Amortization of deferred policy acquisition costs	754	914	770
Other operating expenses	5,399	5,311	5,155
Premiums written	15,704	16,653	19,395
Americas [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs	8,592	8,816	8,188
Future policy benefits	180,522	166,644	171,122
Unearned premiums	5,770	5,125	5,241
Other policy claims and benefits	2,117	2,100	1,982
Premium revenue	8,515	8,403	9,383
Net investment income	3,166	3,121	3,362
Benefits, claims and losses	8,484	7,767	8,585
Amortization of deferred policy acquisition costs	582	720	552
Other operating expenses	3,181	3,219	2,953
Premiums written	6,360	6,069	6,387
The Netherlands [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs	360	66	76
Future policy benefits	67,382	60,046	62,476
Unearned premiums	56	62	61
Other policy claims and benefits	944	934	932
Premium revenue	2,123	1,987	2,208
Net investment income	2,224	2,265	2,172
Benefits, claims and losses	3,416	3,547	4,430
Amortization of deferred policy acquisition costs	3	20	19
Other operating expenses	880	792	911
Premiums written	2,090	1,960	2,192
United Kingdom [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs	878	859	903
Future policy benefits	94,570	76,255	65,053
Unearned premiums	18	16	14
Other policy claims and benefits	5	5	6
Premium revenue	6,309	7,539	9,635
Net investment income	1,830	1,346	1,517
Benefits, claims and losses	7,722	9,221	11,798
Amortization of deferred policy acquisition costs	100	101	111
Other operating expenses	607	604	646
Premiums written	6,120	7,299	9,266
Southern & Eastern Europe [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs	45	74	71
Future policy benefits	2,271	2,483	2,707
Unearned premiums	35	31	23
Other policy claims and benefits	104	102	101
Premium revenue	728	785	783
Net investment income	71	77	80
Benefits, claims and losses	497	562	569
Amortization of deferred policy acquisition costs	34	49	54
Other operating expenses	288	314	301
Premiums written	710	765	764
Asia [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs	487	665	490
Future policy benefits	7,770	7,709	6,582
Unearned premiums	121	106	100
Other policy claims and benefits	18	16	15
Premium revenue	460	600	816
Net investment income	254	225	203
Benefits, claims and losses	337	233	155
Amortization of deferred policy acquisition costs	36	24	33
Other operating expenses	88	91	96
Premiums written	413	550	778
Holding and other activities [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs
Future policy benefits	16	12	16
Unearned premiums	1	2	8
Other policy claims and benefits
Premium revenue	3	2	1
Net investment income		6	8
Benefits, claims and losses	5	6	5
Amortization of deferred policy acquisition costs
Other operating expenses	153	127	76
Premiums written	12	10	8
Asset management [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Net investment income
Benefits, claims and losses
Amortization of deferred policy acquisition costs
Other operating expenses	388	371	394
Premiums written
Elimination [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs
Future policy benefits	(1,655)	(1,648)	(1,615)
Unearned premiums
Other policy claims and benefits
Premium revenue
Net investment income	(15)	(4)	(4)
Benefits, claims and losses	(3)	(5)	(4)
Amortization of deferred policy acquisition costs
Other operating expenses	(187)	€ (206)	€ (221)
Premiums written